Income taxes - Significant components of deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Deferred upfront fee received		¥ 117,264
Commissions and entry fees for which invoices have not been collected	¥ 2,009	3,043
Accrued salary and welfare payable	19,517	14,500
Accrued expenses	3,368	5,209
Property, equipment and software, net	1,937	5,037
Inventory write-downs	1,163	2,318
Net operating loss carry-forwards	122,302	65,531
Others	32,693	11,036
Less: Valuation allowances	(69,574)	(72,783)	¥ (47,430)	¥ (621)
Total deferred tax assets	113,415	151,155
Deferred tax liabilities:
Property, equipment and software, net		(20,499)
Accrued service revenue	(93,588)	(93,382)
Capitalized software development costs	(1,023)	(1,296)
Others		(4,992)
Total deferred tax liabilities	(94,611)	(120,169)
Deferred tax assets, net	¥ 18,804	¥ 30,986